DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		1 Months Ended	9 Months Ended	10 Months Ended
	May 27, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share | $ / shares			$ 10	$ 10
Condition for future business combination use of proceeds percentage			80	80
Condition For Future Business Combination Threshold Percentage Ownership			50	50
Condition For Future Business Combination Threshold Net Tangible Assets			$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent			15	15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%	100.00%
Lock in period for redemption of public shares after closing of IPO			24 months	24 months
Threshold business days for redemption of public shares			10 days	10 days
Maximum net interest to pay dissolution expenses			$ 100,000	$ 100,000
Cash			463,000	738,000
Working capital deficit			$ 505,000	1,600,000
Aggregate purchase price		$ 25,000		$ 25,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	27,500,000
Shares issued price per share | $ / shares	$ 10		$ 10	$ 10
Proceeds received from initial public offering, gross	$ 275,000,000
Transaction costs	16,100,000
Deferred underwriting fee payable	$ 9,600,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares			907,000	907,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	2,500,000
Shares issued price per share | $ / shares	$ 10			$ 10
Class A ordinary shares | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	27,500,000
Class A ordinary shares | Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	907,000		907,000	907,000
Shares issued price per share | $ / shares	$ 10
Proceeds received from initial public offering, gross	$ 9,100,000
Founder Shares
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price			$ 25,000	$ 25,000
Advances due to related party			$ 109,000	$ 109,000